Other Reserves (Tables)	12 Months Ended
Jun. 30, 2019
Other reserves [abstract]
Schedule of other reserves

	Share-based payments $	Foreign currency translation $	Total other reserves $
At 1 July 2016	2,132,301	(3,735)	2,128,566
Currency translation differences	-	40,017	40,017
Other comprehensive income	-	40,017	40,017
Transactions with owners in their capacity as owners
Options issued during the year	136,784	-	136,784
Granted options to be issued (*)	-	-	-
Expense of vested options	333,950	-	333,950
Options lapsed	(168,900)	-	(168,900)
At 30 June 2017	2,434,135	36,282	2,470,417

(*)	On 9 December 2016, the Company issued 1 million options exercisable at A$0.50 per option expiring on April 1, 2017 to an employee under the Company's ESOP following the successful completion of the related milestone pertaining to a minimum recruitment of 100 patients into the Company's NASH Phase 2 clinical trial.

	Share-based payments $	Foreign currency translation $	Total other reserves $
At 1 July 2017	2,434,135	36,282	2,470,417
Currency translation differences	-	(79,599)	(79,599)
Other comprehensive income	-	(79,599)	(79,599)
Transactions with owners in their capacity as owners
Options issued during the year	156,392	-	156,392
Expense of vested options	59,975	-	59,975
Options and warrants lapsed	(463)	-	(463)
At 30 June 2018	2,650,039	(43,317)	2,606,722

	Share-based payments $	Foreign currency translation $	Total other reserves $
At 1 July 2018	2,650,039	(43,317)	2,606,722
Currency translation differences	-	61,846	61,846
Other comprehensive income	-	61,846	61,846
Transactions with owners in their capacity as owners
Options and warrants issued/expensed	1,343,500	-	1,343,500
Options and warrants exercised	(100)	-	(100)
Options and warrants lapsed	(311,635)	-	(311,635)
At 30 June 2019	3,681,804	18,529	3,700,333

Schedule of movements in options and warrants

Details	Number of options	Total $
Balance at 1 July 2016	9,937,629	2,132,301
Right issue (2016-07-07)*	18,045,512	-
Right issue (2016-07-07)	3,275,466	-
Right issue to oversubscribes and private placement (2016-09-29)	3,968,916	-
Unlisted options issued at A$0.143 in lieu of services (2016-12-09)	200,000	28,620
Options issued at A$0.00033 to cover equivalent of 610,000 warrants on issue with NASDAQ (2017-06-09)	24,400,000	8,101
Options issued at A$0.00033 to cover equivalent of 35,075 warrants on issue with NASDAQ (2017-06-09)	1,403,000	463
Options issued at A$0.00033 to cover equivalent of 91,500 warrants on issue with NASDAQ (2017-06-13)	3,660,000	1,215
Unlisted options issued at A$0.094 in lieu of services (2017-06-22)	1,050,000	98,385
Lapse of unexercised options	(2,250,000)	(168,900)
Expense of vested options	-	333,950
Balance at 30 June 2017	63,690,523	2,434,135
Lapse of unlisted options (2017-07-01)	(403,000)	(463)
Lapse of unlisted options (2017-11-01)	(62,500)	-
Issue of unlisted options at A$0.468 pursuant to placement (2018-03-15)	7,897,647	-
Issue of unlisted options at A$0.585 to broker for placement (2018-03-15)	526,510	156,392
Exercise of IMRNW warrants at A$0.32 (2018-03-15)	(300,000)	-
Amortisation of share-based payments for options issued in prior periods	-	59,975
Balance at 30 June 2018	71,349,180	2,650,039
Issue of ESOP unlisted options at A$0.50 (2018-07-13)	1,300,000	204,100
Issue of ESOP unlisted options at A$0.50 (2018-11-26)	2,000,000	164,400
Lapse of ESOP unlisted options at A$0.50 (2018-10-01)	(1,050,000)	(98,385)
Issue of ESOP unlisted options at A$0.50 (2019-02-11)	5,000,000	975,000
Lapse of unlisted options at A$0.57 (2019-02-24)	(1,000,000)	(185,601)
Lapse of unlisted options at A$1.892 (2019-02-28)	(15,380)	(1,173)
Lapse of unlisted options at A$0.30 (2019-05-28)	(140,056)	(13,390)
Reclassify exercised options from reserves to share capital	-	(100)
Reclassify lapsed options from reserves to accumulated losses	-	(13,086)
Balance at 30 June 2019	77,443,744	3,681,804

(*)	As of 30 June 2016, the Company was committed to issue 18,045,512 options in relation to the A$4,511,378 received in capital raising. These options were subsequently issued to respective holders on 7 July 2016. 2,418,129 of these options were issued to Grandlodge on the same terms and conditions as all other subscribers.